SCHEDULE IV - REINSURANCE	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
SCHEDULE IV - REINSURANCE
REINSURANCE (1)
AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
			(in millions)
2022
Life insurance in-force	$483,069	$174,819	$31,337	$339,587	9.2%

Premiums:
Life insurance and annuities	$822	$182	$172	$812	21.2%
Accident and health	220	46	8	182	4.4%
Total premiums	$1,042	$228	$180	$994	18.1%

2021
Life insurance in-force	$484,082	$185,203	$31,971	$330,850	9.7%

Premiums:
Life insurance and annuities	$802	$155	$181	$828	21.9%
Accident and health	168	44	8	132	6.1%
Total premiums	$970	$199	$189	$960	19.7%

2020
Life insurance in-force	$473,514	$94,231	$33,098	$412,381	8.0%

Premiums:
Life insurance and annuities	$805	$113	$213	$905	23.5%
Accident and health	124	41	9	92	9.8%
Total premiums	$929	$154	$222	$997	22.3%
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(1)Includes amounts related to the discontinued group life and health business.